Fixed Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Abstract]
Capital leases, asset gross	$ 34,690		¥ 224,030		¥ 224,710
Capital leases, accumulated depreciation	26,960		122,430		174,630
Capital leases, future minimum lease payments					47,100
Capital leases, future minimum lease payments due in 2016					39,660
Capital leases, future minimum lease payments due in 2017					7,100
Capital leases, future minimum lease payments due in 2018					340
Capital leases, future minimum lease payments due in 2019					0
Capital leases, future minimum lease payments due in 2020					¥ 0
Fixed assets, depreciation expense	$ 442,570	¥ 2,870,000	2,190,000	¥ 1,640,000
Impairment loss on fixed assets		¥ 0	¥ 0	¥ 2,060